Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(SCHEDULE H, LINE 4i – FORM 5500)

PAYCHEX, INC. 401(k) INCENTIVE RETIREMENT PLAN

EIN-16-1124166

PLAN 001

December 31, 2025

(Dollars, Units, and Shares in Thousands)

Identity of	Description of Investment Including Maturity
Party	Date, Rate of Interest, Collateral, Par or	Units/	Current
Involved	Maturity Value	Shares	Value

Fidelity*	Cash	-	$3,078
Fidelity*	Paychex, Inc. Common Stock	1,529	171,534
Fidelity*	ClearCourse Group Variable Annuity	130	4,303
Fidelity*	Columbia Trust Dividend Income Fund CAP Class	5,857	68,814
Fidelity*	FIAM Core Plus CIT Class I Fund	1,724	42,628
Fidelity*	Fidelity 500 Index Fund	1,762	418,798
Fidelity*	Fidelity Global ex U.S. Index Fund	6,913	128,991
Fidelity*	Fidelity Government Money Market Fund	62,416	62,416
Fidelity*	Fidelity Mid Cap Index Fund	2,742	101,271
Fidelity*	Fidelity Small Cap Growth K6 Fund	262	5,058
Fidelity*	Fidelity Small Cap Index Fund	1,769	54,716
Fidelity*	Fidelity U.S. Bond Index Fund	7,635	80,629
Fidelity*	Glenmede Small-Cap Equity Portfolio Fund	1,186	38,271
Fidelity*	Great Gray Trust EuroPacific Growth Trust Fund Class CT	4,066	63,809
Fidelity*	JPM CB Large Cap Growth Fund CF-A Class	2,008	254,604
Fidelity*	MFS Mid Cap Value Fund CT	2,168	49,869
Fidelity*	T. Rowe Price Retirement Hybrid 2005 Trust Class T14	181	5,208
Fidelity*	T. Rowe Price Retirement Hybrid 2010 Trust Class T14	49	1,481
Fidelity*	T. Rowe Price Retirement Hybrid 2015 Trust Class T14	130	4,198
Fidelity*	T. Rowe Price Retirement Hybrid 2020 Trust Class T14	448	15,551
Fidelity*	T. Rowe Price Retirement Hybrid 2025 Trust Class T14	1,101	41,130
Fidelity*	T. Rowe Price Retirement Hybrid 2030 Trust Class T14	2,525	102,695
Fidelity*	T. Rowe Price Retirement Hybrid 2035 Trust Class T14	2,790	123,358
Fidelity*	T. Rowe Price Retirement Hybrid 2040 Trust Class T14	2,831	134,679
Fidelity*	T. Rowe Price Retirement Hybrid 2045 Trust Class T14	2,832	140,313
Fidelity*	T. Rowe Price Retirement Hybrid 2050 Trust Class T14	2,502	125,150
Fidelity*	T. Rowe Price Retirement Hybrid 2055 Trust Class T14	1,625	81,135
Fidelity*	T. Rowe Price Retirement Hybrid 2060 Trust Class T14	1,384	43,314
Fidelity*	T. Rowe Price Retirement Hybrid 2065 Trust Class T14	670	13,247
Fidelity*	Vanguard Short-Term Bond Index Fund Class IS	1,656	17,125
Participants *	Participant loans **	-	28,011
			$2,425,384

* Represents party-in-interest

** Loans to participants have various maturity dates between January 2026 and June 2035 (interest at 4.25% to 9.5%).